Other Non-Financial Liabilities	12 Months Ended
Dec. 31, 2023
Other Non-Financial Liabilities
Other Non-Financial Liabilities

28.Other Non-Financial Liabilities

Other non-financial liabilities are as follows:

In € thousand	12/31/2023	12/31/2022
Non-current other non-financial liabilities
Non-current contract liabilities	2,000	—
Total non-current other non-financial liabilities	2,000	—
Current other non-financial liabilities
Vacation accruals	2,010	2,474
Value added tax payables	—	—
Payroll tax and social security	2,816	3,497
Miscellaneous other current non-financial liabilities	1,883	2,596
Total current other non-financial liabilities	6,709	8,567
Total other non-financial liabilities	8,709	8,567

Payroll tax and social security mainly comprise of personnel-related taxes. Miscellaneous other non-financial liabilities mainly result from personnel-related liabilities.